Note 15 - Loans and Export Prepayment (Details Textual) $ in Thousands, R$ in Millions, $ in Millions										1 Months Ended				12 Months Ended
	May 09, 2024 CAD ($) mo	Nov. 14, 2023 CAD ($)	Oct. 24, 2023 CAD ($)	Mar. 16, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 13, 2023 CAD ($)	Dec. 13, 2022 CAD ($)	Dec. 13, 2022 USD ($)	Nov. 14, 2022	May 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Mar. 16, 2023 CAD ($)	Mar. 16, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2024 BRL (R$)	Oct. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 13, 2022 USD ($)	Dec. 13, 2022 BRL (R$)
Statement Line Items [Line Items]
Interest paid, classified as financing activities														$ 43,643
Repayments of borrowings, classified as financing activities														166,960	$ 13,336
Borrowing costs incurred														237	(0)
Borrowings											$ 170,906			249,723	170,906			$ 77,438
Incurred in 2024 [member]
Statement Line Items [Line Items]
Interest paid, classified as financing activities														27,565
Export prepayment agreement [member]
Statement Line Items [Line Items]
Interest paid, classified as financing activities														8,612
Interest expense														8,858
Financing agreements with BDMG [member]
Statement Line Items [Line Items]
Interest paid, classified as financing activities														1,015
Interest expense														2,571
Long term export prepayment agreements [member]
Statement Line Items [Line Items]
Interest paid, classified as financing activities														34,016
Interest expense														17,295
Long term export prepayment agreements [member] | Incurred in 2024 [member]
Statement Line Items [Line Items]
Interest paid, classified as financing activities														17,938
Long term export prepayment agreements [member] | Incurred in 2023 [member]
Statement Line Items [Line Items]
Interest paid, classified as financing activities														16,078
Export prepayment agreement with financial institutions, trade finance [member]
Statement Line Items [Line Items]
Repayments of borrowings, principal, classified as financing activities														166,496
Notional amount														233,621			$ 12,720
Repayments of borrowings, classified as financing activities														$ 166,496
Export prepayment agreement with financial institutions, trade finance [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate														7.00%
Export prepayment agreement with financial institutions, trade finance [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate														10.50%
Export prepayment agreement with synergy [member]
Statement Line Items [Line Items]
Notional amount							$ 135,400												$ 100
Borrowings, adjustment to interest rate basis							6.95%												6.95%	6.95%
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities				$ 20	$ 20		$ 82,000	$ 60				$ 54,000	$ 40
Number of draw downs in period												2	2
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities							18,249
Borrowing costs incurred							$ 3,665
Debt instrument, repayments term after first and third quarters (Year)							48 years	48 years
Percentage of net cash generated from operating activities used towards principal repayments							50.00%	50.00%
Percentage of net cash generated from investing activities used towards principal repayments							50.00%	50.00%
Permitted indebtedness maximum threshold																			$ 100	R$ 100.0
Interest expense														$ 17,295	16,068
Export prepayment agreement with synergy [member] | Sigma brazil [member]
Statement Line Items [Line Items]
Percent of subsidiary pledged, percentage							100.00%												100.00%	100.00%
Export prepayment agreement with synergy [member] | First anniversary [member]
Statement Line Items [Line Items]
Early prepayment premium percentage							4.00%	4.00%
Export prepayment agreement with synergy [member] | After first anniversary [member]
Statement Line Items [Line Items]
Early prepayment premium percentage							1.00%	1.00%
Export prepayment agreement with synergy [member] | At the end of the fourth anniversary [member]
Statement Line Items [Line Items]
Early prepayment premium percentage							1.00%	1.00%
Financing arrangement with banco de desenvolvimento de minas gerais [member]
Statement Line Items [Line Items]
Notional amount	$ 8,234		$ 9,449
Borrowings, interest rate			3.88%						3.75%
Borrowings, adjustment to interest rate basis	3.93%
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities		$ 768				$ 3,084				$ 789	$ 8,607
Interest expense														2,571	$ 585
Borrowings, grace period for principal amortization (Month)	24 months		24 months						24 months
Number of monthly installments for principal repayment of loan	60		60						60
National Brazilian Bank for Economic and Social Development (“BNDES”) [member]
Statement Line Items [Line Items]
Notional amount | R$																R$ 486.8
Borrowings														$ 0